Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Feb. 28, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Accrued employee payroll and welfare benefits	5,620	3,443	497
Payable for funding commitments (1)	45,000	45,000	6,491
Default payable (2)	4,634	1,520	219
Other taxes payable (3)	1,287	887	128
Professional service fee payable	1,533	1,076	155
Refund liabilities	664	408	59
Others	9,551	7,208	1,040
Total	68,289	59,542	8,589

(1) As of February 28, 2022 and 2023, RMB45,000 has been accrued as marketing expenses, according to the funding commitment with Shanghai East Normal University Education Development Fund for public welfare purpose.

(2) Default payable represents payable for the early terminated lease contracts.

(3) Other taxes payable consists of value added tax payable, withholding individual tax payable and other tax payable.